Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000028070
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 12,419	$ 16,428	$ 17,637	$ 20,501	$ 29,426	$ 18,950	$ 22,187	$ 24,932	$ 27,084	$ 34,884
C000028067
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,575		11,863	15,668	16,774	19,464	27,869	17,894	20,927	23,436	25,400	32,658
C000028069
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		12,308	16,122	17,131	19,727	28,002	17,855	20,738	23,008	24,788	31,588
C000028073
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		12,418	16,429	17,634	20,487	29,397	18,933	22,162	24,869	26,994	34,758
C000144785
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		12,441	16,465	17,685	20,569	29,528	19,034	22,280	25,046	27,210	35,046
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	10,000		12,144	14,759	15,664	17,107	25,597	17,456	20,700	22,568	24,555	32,644
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	10,000		12,144	14,759	15,664	17,107	25,597	17,456	20,700	22,568	24,555	32,644
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	10,000		12,144	14,759	15,664	17,107	25,597	17,456	20,700	22,568	24,555	32,644
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	10,000		12,144	14,759	15,664	17,107	25,597	17,456	20,700	22,568	24,555	32,644
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	$ 10,000		$ 12,144	$ 14,759	$ 15,664	$ 17,107	$ 25,597	$ 17,456	$ 20,700	$ 22,568	$ 24,555	$ 32,644